Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
15. Commitments and Contingencies

At September 30, 2013, the Company had $13 million in letters of credit outstanding as guarantees of contract performance. The Company is currently involved in various stages of investigation and remediation relating to environmental matters, intellectual property and general corporate matters. Based on current information available, Management does not believe the aggregate costs involved in the resolution of these matters will have a material adverse effect on the Company’s operating results, capital expenditures or competitive position.